Notes Related to the Consolidated Statement of Income (Loss) - Summary of Depreciation and Amortization Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of depreciation and amortization [line items]
Depreciation and amortization expense	€ 530	€ 425	€ 288
Clinical studies [member]
Disclosure of depreciation and amortization [line items]
Depreciation and amortization expense	169	252	224
Other research and development expenses [member]
Disclosure of depreciation and amortization [line items]
Depreciation and amortization expense	94	25	26
Research and development expenses [member]
Disclosure of depreciation and amortization [line items]
Depreciation and amortization expense	263	277	250
General and administrative expense [member]
Disclosure of depreciation and amortization [line items]
Depreciation and amortization expense	€ 266	€ 148	€ 39